Share-Based Compensation (Narrative) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	21 Months Ended			0 Months Ended	21 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended			6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended
	Sep. 28, 2012	Sep. 28, 2012 Sky Growth Merger [Member]	Nov. 02, 2010 Below 4% of Three-Year CAGR [Member]	Nov. 02, 2010 Chief Executive Officer [Member]	Sep. 28, 2012 Chief Executive Officer [Member]	Nov. 02, 2010 Chief Executive Officer [Member] 4% of Three-Year CAGR [Member]	Nov. 02, 2010 Chief Executive Officer [Member] 20% of Three-Year CAGR [Member]	Dec. 31, 2012 Successor [Member] tranche	Jun. 30, 2013 Successor [Member] tranche	Jun. 30, 2013 Successor [Member] Stock Option Tranche 1 [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 1 [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 1 [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event A [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event A [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event A [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event B [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event B [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event B [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member] Minimum [Member] Vesting Event B [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Minimum [Member] Vesting Event B [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member] Maximum [Member] Vesting Event B [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Maximum [Member] Vesting Event B [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member]	Dec. 31, 2012 Successor [Member] Stock Options [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member]	Jun. 30, 2013 Successor [Member] Stock Options [Member] Director [Member]	Dec. 31, 2012 Successor [Member] Rollover Stock Options [Member]	Jun. 30, 2013 Successor [Member] Rollover Stock Options [Member]	Sep. 28, 2012 Successor [Member] Rollover Stock Options [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Successor [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member] Director [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member] Sky Growth Merger [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member]	Jun. 30, 2012 Predecessor [Member] Stock Options [Member]	Sep. 28, 2012 Predecessor [Member] Stock Options [Member]	Dec. 31, 2011 Predecessor [Member] Stock Options [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member]	Jun. 30, 2012 Predecessor [Member] Restricted Stock [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock [Member]	Jan. 31, 2012 Predecessor [Member] Performance Units [Member] executive	Jan. 31, 2012 Predecessor [Member] Performance Units [Member] President [Member]	Jan. 31, 2012 Predecessor [Member] Performance Units [Member] Chief Operating Officer [Member]	Jan. 31, 2012 Predecessor [Member] Performance Units [Member] Two Senior Executives [Member]	Jan. 11, 2011 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Jan. 31, 2011 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Dec. 31, 2012 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member]	Dec. 31, 2008 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] executive company	Dec. 31, 2008 Predecessor [Member] Restricted Stock with Market Vesting Conditions [Member] Senior Executive [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Jun. 30, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Sep. 28, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Dec. 31, 2011 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Jan. 31, 2012 Predecessor [Member] Restricted Stock Units (RSUs) [Member] Chief Executive Officer [Member]	Sep. 28, 2012 Predecessor [Member] Employee Stock Purchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches of stock options								2	2
Award vesting period											5 years	5 years															5 years					5 years	5 years	2 years												4 years			3 years										3 years				4 years			5 years
Merger stock conversion (dollars per share)		$ 50.00																																				$ 50.00
Award vesting rights percentage											20.00%	20.00%								50.00%	50.00%	100.00%	100.00%				20.00%
Award requisite service period											5 years	5 years
Weighted average per share fair value of options granted										$ 0.67	$ 0.67	$ 0.67		$ 0.68	$ 0.68	$ 0.68	$ 0.76	$ 0.76	$ 0.76																$ 12.46	$ 15.34	$ 13.30
Options in parent exchanged for options in merger																														18,100
Expiration period	3 years																											10 years	10 years
Defined peer group used to compare company TSR																																																											12
TSR measurement period																																																											3 years
TSR percentile compared to peer group (greater than 75%)																																																											75.00%
Number of individuals receiving award																																																	2										3
Equity instruments other than options, granted																																300	65													99				25	25	25	454				339			65			137			82
Equity instruments other than options, grants in period, fair value																																																	$ 1,700,000																		$ 1,850,000
Equity instruments other than options, granted, settled in cash																																																						115
Equity instruments other than options, cash used to settle awards																																				4,133,000																		4,100,000
Expected term, years											5 years		5 years																						4 years 8 months 12 days	5 years 2 months 12 days	6 years 3 months 18 days																		3 years
Risk-free interest rate											0.90%		1.00%																						0.80%	2.20%	3.00%																		2.60%
Dividend rate											0.00%		0.00%																						0.00%	0.00%	0.00%																			0.00%
Expected volatility											75.00%		75.00%																						43.90%	44.60%	45.10%																		40.00%
Share Price																																																							$ 24.78
Employee stock purchase plan, employee discount rate from market price																																																																				5.00%
Share-based compensation expense					4,566,000																			2,242,000	2,226,000	4,476,000					24,000	14,000	58,000						968,000	2,000,000	3,000,000	4,321,000	5,845,000	1,180,000	2,452,000	3,767,000	5,509,000	7,360,000								0	0	1,740,000			480,000	1,322,000	2,321,000	1,320,000	492,000
Employment term				3 years
Eligible incentive compensation award based on CAGR			$ 0			$ 2,000,000	$ 9,000,000
Three year CAGR percentage benchmark			4.00%			4.00%	20.00%